Accounts Receivable - Schedule of Accounts Receivable (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Receivables [Abstract]
Accounts receivable	$ 43,080	267,291	317,000
Allowance for doubtful accounts	(368)	(2,281)	(3,091)
Accounts receivable, net	42,712	265,010	313,909
Movement in allowance for doubtful accounts:
Balance at beginning of the year	498	3,091	3,091	16,057
Provisions for the year	113	700	0
Written back during the year	(243)	(1,510)	0	(12,966)
Balance at end of the year	$ 368	2,281	3,091	3,091